Line of Credit Arrangement (Details) - USD ($) $ / shares in Units, $ in Thousands					3 Months Ended	12 Months Ended
	Aug. 01, 2024	Mar. 29, 2023	Jul. 19, 2022	Apr. 26, 2022	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Apr. 05, 2022
Line of Credit Arrangement [Line Items]
Line of credit agreement								$ 15,000
Warrants, percentage						8.00%
Allocated to the warrants						$ 468
Description of loan second tranche						The proceeds allocation resulted in $2,380 allocated to the Second Tranche and $120 allocated to the warrants.
Percentage of remaining principal	60.00%	70.00%
Percentage of bears interest	12.00%	10.00%
Percentage of restructuring fee		1.00%
Percentage of incremental pay		3.00%
Repaid amount					$ 1,500
Additional paid in capital						$ 31
Restructuring fee						125
Interest paid						$ 950	$ 1,038
Percentage of credit line denominated						9.25%
Interest expenses						$ 1,651	1,685
fair value of the derivative						$ 19	$ 60
Warrant [Member]
Line of Credit Arrangement [Line Items]
Exercise price of per share (in Dollars per share)		$ 0.003				$ 3.61
Warrants purchase (in Shares)						40,000
First Tranche [Member]
Line of Credit Arrangement [Line Items]
Tranche amount				$ 10,000		$ 10,000
Period payment						317
Allocated to the warrants						$ 9,532
First Tranche [Member] | Warrant [Member]
Line of Credit Arrangement [Line Items]
Warrants purchase (in Shares)						6,491
Second Tranche [Member]
Line of Credit Arrangement [Line Items]
Tranche amount			$ 2,500			$ 2,500
Period payment						$ 85
Second Tranche [Member] | Warrant [Member]
Line of Credit Arrangement [Line Items]
Exercise price of per share (in Dollars per share)						$ 154.05
Third Tranche [Member]
Line of Credit Arrangement [Line Items]
Tranche amount						$ 2,500
Third tranche not withdrawn						$ 2,500
Minimum [Member]
Line of Credit Arrangement [Line Items]
Additional incoming funds		$ 1,500
Maximum [Member]
Line of Credit Arrangement [Line Items]
Additional incoming funds		$ 3,000
Kreos [Member]
Line of Credit Arrangement [Line Items]
Exercise price of per share (in Dollars per share)						$ 12.6
Warrants purchase (in Shares)						6,491
Claw Back [Member]
Line of Credit Arrangement [Line Items]
Line of credit agreement						$ 1,904
Interest paid						$ 4,500
First Amendment [Member]
Line of Credit Arrangement [Line Items]
Bears interest an annual rate						10.00%
Second Amendment [Member]
Line of Credit Arrangement [Line Items]
Bears interest an annual rate						12.00%
Ordinary Shares [Member]
Line of Credit Arrangement [Line Items]
Exercise price of per share (in Dollars per share)						$ 154.05